EXPENSES - Other espense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other expenses [abstract]
Loss on foreign exchange and related derivatives and commodity derivatives not designated as hedges	$ 14	$ 13
Interest income	(59)	(66)
Asset impairment	0	15
Environmental remediation and asset retirement obligations	18	10
Bad debt expense	29	35
Potash profit and capital tax	13	12
Merger and related costs	94	31
Other	10	97
Other expenses	$ 119	$ 147